Environmental Liabilities - Reconciliation between Undiscounted Basis of Environmental Liabilities and Amount Recognized on Consolidated Balance Sheets (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	$ 148	$ 176
Less: discounting environmental liabilities to present value	(7)	(11)
Discounted environmental liabilities	141	165
PCB [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	97	118
Less: discounting environmental liabilities to present value	(7)	(10)
Discounted environmental liabilities	90	108
Land Assessment and Remediation [Member]
Environmental Liabilities [Line Items]
Undiscounted environmental liabilities	51	58
Less: discounting environmental liabilities to present value	0	(1)
Discounted environmental liabilities	$ 51	$ 57